Stockholders' equity - Profit reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' equity
Dividends and interest on capital of Vale's stockholders		$ (2,054)	$ (2,133)
Translation adjustments	$ 1,111	3,899	1,026
Maximum percentage of distributable income reserve for maintenance and development	50.00%
Percentage of distributable income retained for capital investments budget	50.00%
Legal reserve
Stockholders' equity
Balance at beginning of year	$ 1,722	1,630
Allocation of Income (loss)		343
Translation adjustments	(66)	(251)
Balance at end of year	1,656	1,722	1,630
Tax incentive reserve
Stockholders' equity
Balance at beginning of year	882	580
Allocation of Income (loss)		401
Translation adjustments	(34)	(99)
Balance at end of year	848	882	580
Investments reserve
Stockholders' equity
Balance at beginning of year	8,364	5,209
Allocation of Income (loss)	(1,683)	4,062
Dividends and interest on capital of Vale's stockholders	(1,767)
Translation adjustments	(328)	(907)
Balance at end of year	4,586	8,364	5,209
Profit reserves
Stockholders' equity
Balance at beginning of year	10,968	7,419
Allocation of Income (loss)	(1,683)	4,806
Dividends and interest on capital of Vale's stockholders	(1,767)
Translation adjustments	(428)	(1,257)
Balance at end of year	$ 7,090	$ 10,968	$ 7,419